UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22007

RMR ASIA REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Asia Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of investments.

RMR Asia Real Estate Fund

Portfolio of Investments  –  September 30, 2007 (unaudited)

Company	Shares	Value
Common Stocks – 96.7%
Hong Kong – 40.1%
Diversified – 22.9%
Agile Property Holdings, Ltd.	805,000	$1,689,973
China Resources Land, Ltd.	935,000	1,946,050
Great Eagle Holdings, Ltd.	200,000	758,955
Henderson Land Development Co., Ltd.	333,000	2,640,834
Hongkong Land Holdings, Ltd.	1,195,000	5,401,400
Hysan Development Co., Ltd.	1,122,000	3,110,312
Kerry Properties, Ltd.	26,500	204,191
New World China Land, Ltd.	1,842,000	1,767,634
Shenzhen Investment, Ltd.	2,000,000	1,788,046
Shimao Property Holdings, Ltd.	330,000	1,003,943
Shun TAK Holdings, Ltd.	385,000	620,053
		20,931,391
Hospitality – 9.5%
Regal Real Estate Investment Trust *	2,500,000	794,330
Sun Hung Kai Properties, Ltd.	469,000	7,903,291
		8,697,621
Office – 1.1%
Champion Real Estate Investment Trust *	1,740,000	993,793
Retail – 6.6%
Hang Lung Properties, Ltd.	1,174,000	5,255,466
The Link REIT *	350,000	767,187
		6,022,653
Total Hong Kong (Cost $31,271,435)		36,645,458
Japan – 38.0%
Apartments – 1.3%
Nippon Residential Investment Corp. *	210	1,215,775
Diversified — 29.5%
Aeon Mall Co., Ltd.	61,000	1,864,014
Mitsubishi Estate Co., Ltd.	467,000	13,375,963
Mitsui Fudosan Co., Ltd.	220,000	6,109,781
Shoei Co., Ltd.	76,960	1,186,577
Sumitomo Realty & Development Co., Ltd.	125,000	4,396,466
		26,932,801
Office – 7.2%
Japan Real Estate Investment Corp. *	115	1,381,622
Nippon Building Fund, Inc. *	220	3,198,537
NTT Urban Development Corp.	950	1,968,398
		6,548,557
Total Japan (Cost $38,402,231)		34,697,133
Malaysia – 3.2%
Diversified – 3.2%
KLCC Property Holdings Berhad	1,349,000	1,346,031
SP Setia Berhad	616,000	1,590,844
		2,936,875
Total Malaysia (Cost $3,139,244)		2,936,875
Philippines – 3.1%
Diversified – 3.1%
Filinvest Land, Inc.	36,202,000	1,398,257
Megaworld Corp.	17,963,000	1,375,635
		2,773,892
Total Philippines (Cost $3,204,054)		2,773,892

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Singapore – 12.3%
Diversified – 10.2%
Allgreen Properties, Ltd.	1,965,000	$2,539,751
Ascendas India Trust *(a)	464,000	462,282
Capitaland, Ltd.	185,000	1,014,978
CDL Hospitality Trusts *	1,319,000	2,042,208
City Developments, Ltd.	158,000	1,723,056
Keppel Land, Ltd.	170,000	949,849
Singapore Land, Ltd.	87,000	597,375
		9,329,499
Office – 0.8%
Ascott Residence Trust	593,000	758,465

Retail – 1.3%
Frasers Centrepoint Trust *	1,125,000	1,181,420
Total Singapore (Cost $11,248,389)		11,269,384
Total Common Stocks (Cost $87,265,353)		88,322,742

Warrants – 2.3%
India – 2.3%
Ansal Properties & Infrastructure, Ltd., Macquarie Bank, Ltd., expiring 1/17/12 (a)	110,000	776,600
Unitech, Ltd., Macquarie Bank, Ltd., expiring 6/24/08 (a)	180,000	1,391,400
Total India (Cost $1,952,423)		2,168,000
Total Warrants (Cost $1,952,423)		2,168,000

Short-Term Investments – 1.5%
Other Investment Companies – 1.5%
Dreyfus Cash Management, Institutional Shares, 5.18% (b) (Cost $1,334,721)	1,334,721	1,334,721
Total Investments – 100.5% (Cost $90,552,497) (c)		91,825,463
Other assets less liabilities – (0.5)%		(469,555)
Net Assets – 100%		$91,355,908

Notes to Portfolio of Investments

*	Company is organized as a real estate investment trust as defined by the laws of its country of domicile.
(a)	As of September 30, 2007, this security had not paid a distribution.
(b)	Rate reflects 7 day yield as of September 30, 2007.
(c)	The gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2007, are as follows:

Cost	$90,552,497

Gross unrealized appreciation	$6,710,579
Gross unrealized depreciation	(5,437,613)
Net unrealized appreciation	$1,272,966

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 9, 2007